Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Beginning balances (current and non-current)	198,373	121,725
Additions	19,940	22,813
Amortizations	(96,454)	(59,957)
Accumulated impairments	(134)	(1,534)
Ending balances (current and non-current)	121,725	83,047
Deferred costs, current	42,886	14,274
Deferred costs, non-current	78,839	68,773